SCHEDULE OF REVENUE RECOGNITION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Product Information [Line Items]
Total	$ 2,972,972	$ 2,459,181	$ 8,885,034	$ 6,896,622	$ 9,639,057	$ 7,650,269
Technology Fees [Member]
Product Information [Line Items]
Total	2,780,094	2,253,187	8,280,473	6,240,042	8,802,032	5,904,393
Device Sales [Member]
Product Information [Line Items]
Total	$ 192,878	$ 205,994	$ 604,561	$ 656,580	837,025	995,876
Service Related and Other Revenue [Member]
Product Information [Line Items]
Total						$ 750,000